Cover	Jan. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Entity File Number	001-40547
Entity Registrant Name	Payoneer Global Inc.
Entity Central Index Key	0001845815
Entity Tax Identification Number	86-1778671
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 W 30th St
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	600-9272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PAYO
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock, $0.01 par value, at an exercise price of $11.50 per share
Trading Symbol	PAYOW
Security Exchange Name	NASDAQ